Schedule of segmen (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenue	£ 578	£ 180	£ 312
Total revenue	578	343	674
Other income	24	12	15
Research and development costs	4,654	6,068	7,843
Administrative costs	2,946	4,958	3,841
Depreciation	213	1,089	979
Loss from operations	(6,998)	(23,040)	(11,318)
Finance income	936	1	492
Finance expense	44	431	97
Loss before tax	(6,106)	(23,470)	(10,923)
Taxation	646	1,281	1,785
Loss from continuing operations	(5,460)	(22,189)	(9,138)
Grant revenue		163	362
Impairment		12,369
Loss for the year	(5,460)	(22,189)	(10,085)
Distribution costs, sales and marketing			323
Loss from discontinued operations			(947)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue			312
Total revenue			674
Other income			15
Research and development costs		(2,820)	(6,624)
Administrative costs		(1,146)
Depreciation			(1,282)
Loss from operations		(3,803)	(12,265)
Finance income			492
Finance expense		(11)	(97)
Loss before tax		(3,814)	(11,870)
Taxation		(21)	1,785
Loss from continuing operations		(3,835)	(9,138)
Grant revenue		163	362
Loss for the year			(10,085)
Distribution costs, sales and marketing			(323)
Loss from discontinued operations, net of tax			(947)
Loss from discontinued operations			(947)
Pipeline R&D [Member]
IfrsStatementLineItems [Line Items]
Loss from continuing operations	(5,460)
Pipeline R&D [Member]
IfrsStatementLineItems [Line Items]
Revenue	578	180	312
Total revenue	578	343	674
Other income	24	12	15
Research and development costs	(4,291)	(4,886)	(6,624)
Administrative costs	(2,906)	(4,923)	(3,775)
Depreciation	(403)	(1,207)	(1,282)
Loss from operations	(6,998)	(23,040)	(11,318)
Finance income	936	1	492
Finance expense	(44)	(431)	(97)
Loss before tax	(6,106)	(23,470)	(10,923)
Taxation	646	1,281	1,785
[custom:ResearchAndDevelopmentExpense1]	363
Administrative costs	£ 40	33
Grant revenue		163	362
Amortisation		(10)	(3)
Impairment		(12,369)
Loss for the year		(22,189)	(9,138)
Research and development costs		1,174
Research and development costs		8
Administrative costs		£ 2
Distribution costs, sales and marketing			(323)
Loss from discontinued operations, net of tax
Commercial [Member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue
Total revenue
Other income
Research and development costs			0
Administrative costs
Depreciation
Loss from operations			(947)
Finance income
Finance expense
Loss before tax			(947)
Taxation
Grant revenue
Amortisation
Loss for the year			(947)
Distribution costs, sales and marketing
Loss from discontinued operations, net of tax			£ (947)